Average Annual Total Returns (Fundamental Value Trust)	12 Months Ended
May 01, 2011
S&P 500 Index
Average Annual Return:
One Year	15.06%
Five Year	2.29%
Since Inception	2.00%
Date of Inception	Apr. 30, 2001
Series I, Fundamental Value Trust
Average Annual Return:
One Year	13.10%
Five Year	1.50%
Since Inception	3.06%
Date of Inception	Apr. 30, 2001
Series II, Fundamental Value Trust
Average Annual Return:
One Year	12.88%
Five Year	1.31%
Since Inception	2.88%
Date of Inception	Jan. 28, 2002
Series NAV, Fundamental Value Trust
Average Annual Return:
One Year	13.20%
Five Year	1.56%
Since Inception	3.10%
Date of Inception	Feb. 28, 2005